STOCKHOLDERS' EQUITY (Details) (USD $)	3 Months Ended	0 Months Ended	6 Months Ended
	Dec. 31, 2012	Apr. 28, 2014 Fantex Series Vernon Davis	Jun. 30, 2014 Parent
STOCKHOLDERS' EQUITY
Number of shares received by Parent			100,000,000
Amount of services provided by Parent	$ 10,000		$ 10,000
Number of shares issued through initial public offering		421,100
Gross proceeds from initial public offering		$ 4,211,450